Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	1290 FUNDS
Entity Central Index Key	0001605941
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 AVANTIS® U.S. LARGE CAP GROWTH FUND
Class Name	CLASS A
Trading Symbol	TNRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Avantis ® U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$45	0.90%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 208,935,606
Holdings Count | Holding	202
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$208,935,606

Number of Portfolio Holdings	202

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	46.5%

Consumer Discretionary	14.7%

Communication Services	11.6%

Industrials	8.1%

Financials	6.7%

Health Care	5.8%

Consumer Staples	3.8%

Energy	1.9%

Utilities	0.5%

Materials	0.3%

Real Estate	0.0% #

Short-Term Investments	0.0% #

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.1%

Apple, Inc.	10.9%

Microsoft Corp.	8.3%

Amazon.com, Inc.	5.7%

Broadcom, Inc.	4.9%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	3.0%

Lam Research Corp.	2.6%

Alphabet, Inc., Class C	2.4%

Costco Wholesale Corp.	2.0%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.1%

Apple, Inc.	10.9%

Microsoft Corp.	8.3%

Amazon.com, Inc.	5.7%

Broadcom, Inc.	4.9%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	3.0%

Lam Research Corp.	2.6%

Alphabet, Inc., Class C	2.4%

Costco Wholesale Corp.	2.0%

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 AVANTIS® U.S. LARGE CAP GROWTH FUND
Class Name	CLASS I
Trading Symbol	TNXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Avantis ® U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416 .
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.65%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 208,935,606
Holdings Count | Holding	202
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$208,935,606

Number of Portfolio Holdings	202

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	46.5%

Consumer Discretionary	14.7%

Communication Services	11.6%

Industrials	8.1%

Financials	6.7%

Health Care	5.8%

Consumer Staples	3.8%

Energy	1.9%

Utilities	0.5%

Materials	0.3%

Real Estate	0.0% #

Short-Term Investments	0.0% #

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.1%

Apple, Inc.	10.9%

Microsoft Corp.	8.3%

Amazon.com, Inc.	5.7%

Broadcom, Inc.	4.9%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	3.0%

Lam Research Corp.	2.6%

Alphabet, Inc., Class C	2.4%

Costco Wholesale Corp.	2.0%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.1%

Apple, Inc.	10.9%

Microsoft Corp.	8.3%

Amazon.com, Inc.	5.7%

Broadcom, Inc.	4.9%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	3.0%

Lam Research Corp.	2.6%

Alphabet, Inc., Class C	2.4%

Costco Wholesale Corp.	2.0%

1290 DIVERSIFIED BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS A
Trading Symbol	TNUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 603,403,488
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$603,403,488

Number of Portfolio Holdings	108

Portfolio Turnover Rate	100%

Holdings [Text Block]	What d id the Fund invest in? (as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

1290 DIVERSIFIED BOND FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS I
Trading Symbol	TNUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.50%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 603,403,488
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$603,403,488

Number of Portfolio Holdings	108

Portfolio Turnover Rate	100%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

1290 DIVERSIFIED BOND FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS R
Trading Symbol	TNURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports . You can also request this information by contacting us at 1-888-310-0416 .
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$50	1.00%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 603,403,488
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$603,403,488

Number of Portfolio Holdings	108

Portfolio Turnover Rate	100%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS A
Trading Symbol	ESCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$58	1.13%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 112,179,731
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$112,179,731

Number of Portfolio Holdings	105

Portfolio Turnover Rate	25%

Holdings [Text Block]

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)
Industrials	29.7%
Information Technology	24.7%
Health Care	23.3%
Consumer Discretionary	5.7%
Financials	5.2%
Energy	4.0%
Communication Services	2.5%
Consumer Staples	1.0%
Exchange Traded Fund	0.5%
Short-Term Investments	5.7%
Cash and Other Assets Less Liabilities	-2.3%

Market Capitalization (as a % of Net Assets)

1290 ESSEX SMALL CAP GROWTH FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS I
Trading Symbol	ESCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$45	0.88%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 112,179,731
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$112,179,731

Number of Portfolio Holdings	105

Portfolio Turnover Rate	25%

Holdings [Text Block]

 What did the Fund invest in?
 (as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	29.7%

Information Technology	24.7%

Health Care	23.3%

Consumer Discretionary	5.7%

Financials	5.2%

Energy	4.0%

Communication Services	2.5%

Consumer Staples	1.0%

Exchange Traded Fund	0.5%

Short-Term Investments	5.7%

Cash and Other Assets Less Liabilities	-2.3%

Market Capitalization (as a % of Net Assets)

1290 ESSEX SMALL CAP GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS R
Trading Symbol	ESCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$71	1.38%

*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 112,179,731
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$112,179,731

Number of Portfolio Holdings	105

Portfolio Turnover Rate	25%

Holdings [Text Block]

 What did the Fund invest in?
 (as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	29.7%

Information Technology	24.7%

Health Care	23.3%

Consumer Discretionary	5.7%

Financials	5.2%

Energy	4.0%

Communication Services	2.5%

Consumer Staples	1.0%

Exchange Traded Fund	0.5%

Short-Term Investments	5.7%

Cash and Other Assets Less Liabilities	-2.3%

Market Capitalization (as a % of Net Assets)

1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS A
Trading Symbol	TNVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$66	1.19%

*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 228,348,568
Holdings Count | Holding	190
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$228,348,568

Number of Portfolio Holdings	190

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	32.0%

Communication Services	20.6%

Consumer Discretionary	15.6%

Materials	8.4%

Consumer Staples	7.2%

Utilities	4.5%

Health Care	2.0%

Financials	1.9%

Information Technology	1.6%

Energy	1.1%

Real Estate	0.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	-0.8%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Advance Auto Parts, Inc.	2.6%

Telesat Corp.	2.4%

Madison Square Garden Sports Corp.	2.4%

Mueller Industries, Inc.	2.2%

Sphere Entertainment Co.	1.9%

Modine Manufacturing Co.	1.8%

Astec Industries, Inc.	1.8%

National Fuel Gas Co.	1.8%

Moog, Inc., Class B	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Advance Auto Parts, Inc.	2.6%

Telesat Corp.	2.4%

Madison Square Garden Sports Corp.	2.4%

Mueller Industries, Inc.	2.2%

Sphere Entertainment Co.	1.9%

Modine Manufacturing Co.	1.8%

Astec Industries, Inc.	1.8%

National Fuel Gas Co.	1.8%

Moog, Inc., Class B	1.7%

1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS I
Trading Symbol	TNVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	0.94%

*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 228,348,568
Holdings Count | Holding	190
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$228,348,568

Number of Portfolio Holdings	190

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	32.0%

Communication Services	20.6%

Consumer Discretionary	15.6%

Materials	8.4%

Consumer Staples	7.2%

Utilities	4.5%

Health Care	2.0%

Financials	1.9%

Information Technology	1.6%

Energy	1.1%

Real Estate	0.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	-0.8%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Advance Auto Parts, Inc.	2.6%

Telesat Corp.	2.4%

Madison Square Garden Sports Corp.	2.4%

Mueller Industries, Inc.	2.2%

Sphere Entertainment Co.	1.9%

Modine Manufacturing Co.	1.8%

Astec Industries, Inc.	1.8%

National Fuel Gas Co.	1.8%

Moog, Inc., Class B	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Advance Auto Parts, Inc.	2.6%

Telesat Corp.	2.4%

Madison Square Garden Sports Corp.	2.4%

Mueller Industries, Inc.	2.2%

Sphere Entertainment Co.	1.9%

Modine Manufacturing Co.	1.8%

Astec Industries, Inc.	1.8%

National Fuel Gas Co.	1.8%

Moog, Inc., Class B	1.7%

1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS R
Trading Symbol	TNVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com /resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$80	1.44%

*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 228,348,568
Holdings Count | Holding	190
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$228,348,568

Number of Portfolio Holdings	190

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	32.0%

Communication Services	20.6%

Consumer Discretionary	15.6%

Materials	8.4%

Consumer Staples	7.2%

Utilities	4.5%

Health Care	2.0%

Financials	1.9%

Information Technology	1.6%

Energy	1.1%

Real Estate	0.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	-0.8%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Advance Auto Parts, Inc.	2.6%

Telesat Corp.	2.4%

Madison Square Garden Sports Corp.	2.4%

Mueller Industries, Inc.	2.2%

Sphere Entertainment Co.	1.9%

Modine Manufacturing Co.	1.8%

Astec Industries, Inc.	1.8%

National Fuel Gas Co.	1.8%

Moog, Inc., Class B	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Advance Auto Parts, Inc.	2.6%

Telesat Corp.	2.4%

Madison Square Garden Sports Corp.	2.4%

Mueller Industries, Inc.	2.2%

Sphere Entertainment Co.	1.9%

Modine Manufacturing Co.	1.8%

Astec Industries, Inc.	1.8%

National Fuel Gas Co.	1.8%

Moog, Inc., Class B	1.7%

1290 HIGH YIELD BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS A
Trading Symbol	TNHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$50	1.00%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 87,955,177
Holdings Count | Holding	266
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$87,955,177

Number of Portfolio Holdings	266

Portfolio Turnover Rate	24%

Holdings [Text Block]	What did the Fund i nvest in? (as of April 30, 2026)

Credit Quality Ratings (as a % of Net Assets)*

*	Net Asset s includes Other Assets Less Liabilities of -6.5%.

1290 HIGH YIELD BOND FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS I
Trading Symbol	TNHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.75%

*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 87,955,177
Holdings Count | Holding	266
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$87,955,177

Number of Portfolio Holdings	266

Portfolio Turnover Rate	24%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026)

Credit Quality Ratings (as a % of Net Assets)*

*	Net Asset s includes Other Assets Less Liabilities of -6.5%.

1290 HIGH YIELD BOND FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS R
Trading Symbol	TNHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$62	1.25%

*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 87,955,177
Holdings Count | Holding	266
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$87,955,177

Number of Portfolio Holdings	266

Portfolio Turnover Rate	24%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026)

Credit Quality Ratings (as a % of Net Assets)*

*	Net Asset s includes Other Assets Less Liabilities of -6.5%.

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS A
Trading Symbol	TNXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$53	1.05%

*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 96,555,876
Holdings Count | Holding	707
Investment Company, Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$96,555,876

Number of Portfolio Holdings	707

Portfolio Turnover Rate	128%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026)

Asset Allocation (as a % of Net Assets)

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS I
Trading Symbol	TNVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$41	0.80%

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 96,555,876
Holdings Count | Holding	707
Investment Company, Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$96,555,876

Number of Portfolio Holdings	707

Portfolio Turnover Rate	128%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026)

Asset Allocation (as a % of Net Assets)

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS R
Trading Symbol	TNYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$66	1.30%

*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 96,555,876
Holdings Count | Holding	707
Investment Company, Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$96,555,876

Number of Portfolio Holdings	707

Portfolio Turnover Rate	128%

Holdings [Text Block]	What did the Fund in ve st in? (as of April 30, 2026)

Asset Allocation (as a % of Net Assets)

1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS A
Trading Symbol	TNMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.10%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 33,873,059
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$33,873,059

Number of Portfolio Holdings	12

Portfolio Turnover Rate	11%

Holdings [Text Block]	What did the Fund inve st in? (as of April 30, 2026) Alternative Category and Strategy Allocation (as a % of Net Assets)

1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS I
Trading Symbol	TNMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.85%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 33,873,059
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$33,873,059

Number of Portfolio Holdings	12

Portfolio Turnover R ate	11%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Alternative Category and Strategy Allocation (as a % of Net Assets)

1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS R
Trading Symbol	TNMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$70	1.35%

*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 33,873,059
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$33,873,059

Number of Portfolio Holdings	12

Portfolio Turnover Rate	11%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Alternative Category and Strategy Allocation (as a % of Net Assets)

1290 SMARTBETA EQUITY FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS A
Trading Symbol	TNBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.10%

*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 274,915,246
Holdings Count | Holding	306
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$274,915,246

Number of Portfolio Holdings	306

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Information Technology	18.9%

Industrials	14.9%

Consumer Staples	9.9%

Consumer Discretionary	8.6%

Communication Services	7.1%

Health Care	6.9%

Utilities	4.2%

Materials	3.0%

Energy	2.6%

Real Estate	1.0%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	-0.2%

Regional Breakdown (as a % of Net Assets)

North America	82.6%

Europe EU	8.6%

Asia	4.8%

Australasia	1.8%

Europe non-EU	1.4%

United Kingdom	0.7%

South America	0.3%

1290 SMARTBETA EQUITY FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS I
Trading Symbol	TNBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$43	0.85%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 274,915,246
Holdings Count | Holding	306
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$274,915,246

Number of Portfolio Holdings	306

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Information Technology	18.9%

Industrials	14.9%

Consumer Staples	9.9%

Consumer Discretionary	8.6%

Communication Services	7.1%

Health Care	6.9%

Utilities	4.2%

Materials	3.0%

Energy	2.6%

Real Estate	1.0%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	-0.2%

Regional Breakdown (as a % of Net Assets)

North America	82.6%

Europe EU	8.6%

Asia	4.8%

Australasia	1.8%

Europe non-EU	1.4%

United Kingdom	0.7%

South America	0.3%

1290 SMARTBETA EQUITY FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS R
Trading Symbol	TNBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$69	1.35%

*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 274,915,246
Holdings Count | Holding	306
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2026)

Net Assets	$274,915,246

Number of Portfolio Holdings	306

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Information Technology	18.9%

Industrials	14.9%

Consumer Staples	9.9%

Consumer Discretionary	8.6%

Communication Services	7.1%

Health Care	6.9%

Utilities	4.2%

Materials	3.0%

Energy	2.6%

Real Estate	1.0%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	-0.2%

Regional Breakdown (as a % of Net Assets)

North America	82.6%

Europe EU	8.6%

Asia	4.8%

Australasia	1.8%

Europe non-EU	1.4%

United Kingdom	0.7%

South America	0.3%

[1]	Annualized